Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of net book value of mineral property, plant and equipment [Table Text Block]

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at December 31, 2019	$409,356	$776	$410,132
Additions	7,668	255	7,923
Disposals	—	(9)	(9)
Changes to environmental rehabilitation provision (Note 6)	(2,315)	—	(2,315)
Amortization and depreciation	—	(172)	(172)
Balance at December 31, 2020	414,709	850	415,559
Gross carrying value	461,877	2,166	464,043
Accumulated depreciation and impairment	$(47,168)	$(1,316)	$(48,484)

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at January 1, 2019	$433,347	$201	$433,548
Additions	33,956	746	34,702
Disposals	(867)	—	(867)
Changes to environmental rehabilitation provision (Note 6)	(9,912)	—	(9,912)
Asset Impairment	(47,168)	—	(47,168)
Amortization and depreciation	—	(171)	(171)
Balance at December 31, 2019	409,356	776	410,132
Gross carrying value	456,524	1,931	458,455
Accumulated depreciation and impairment	$(47,168)	$(1,155)	$(48,323)

Disclosure of detailed information about mineral property, plant and equipment [Table Text Block]

Mineral Property	December 31, 2020	December 31, 2019
Mineral property acquisition and interest costs	$79,625	$79,625
Mine plan and development	52,178	51,388
Environmental	146,094	142,814
Consulting and wages	61,653	58,610
Reclamation and remediation (Note 6)	44,584	46,899
Site activities	30,497	29,942
Mine equipment	78	78
Total	$414,709	$409,356